SHARED BASED COMPENSATION (Narrative)(Details) (USD $)	6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 Restricted Stock [Member]	Jun. 30, 2011 Restricted Stock [Member]	Jun. 30, 2012 Restricted Stock [Member]	Jun. 30, 2011 Restricted Stock [Member]	Jun. 30, 2012 Research and Development Expense [Member] Stock Options [Member]	Jun. 30, 2011 Research and Development Expense [Member] Stock Options [Member]	Jun. 30, 2012 Research and Development Expense [Member] Stock Options [Member]	Dec. 31, 2011 Research and Development Expense [Member] Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock incentive plan, authorized shares of common stock		10,000,000
Maximum shares authorized per participant	2,000,000
Shares available for grant	9,505,000
Share based compensation expense			$ 1,140	$ 2,622	$ 6,466	$ 6,466	$ 709	$ 1,096
Share base compensation, estimated cost to be expensed over remaining vesting period	$ 8,484		$ 6,776		$ 6,776		$ 1,708		$ 1,708
Share base compensation estimated cost to be expensed, remaining vesting period	1 year
Share base compensation estimated cost to be expensed, remaining vesting period (years)	0.95